                     CLASS A, CLASS B AND CLASS C SHARES OF

                           AIM DEVELOPING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                       Supplement dated September 4, 2001
         to the Statement of Additional Information dated March 1, 2001 as supplemented May 4, 2001, June 14, 2001,
               July 6, 2001, August 1, 2001, and August 20, 2001


For the period September 1, 2001 through November 30, 2001, A. G. Edwards will receive, for certain investments to a Monthly Accumulation Plan ("MAP"), in addition to the dealer reallowance, an additional 50 basis points on Class A Share and Class B Share purchases and an additional 25 basis points on Class C Share purchases of AIM DEVELOPING MARKETS FUND. The additional payments apply only to investments made by wire orders. For MAP investments of $10,000 or more, the MAP amount must be the lesser of 1% of the MAP or $1,000. For MAP investments less than $10,000, the MAP amount must be at least $100.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                             AIM GLOBAL THEME FUNDS:
                 AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
                       AIM GLOBAL FINANCIAL SERVICES FUND
                           AIM GLOBAL HEALTH CARE FUND
                         AIM GLOBAL INFRASTRUCTURE FUND
                            AIM GLOBAL RESOURCES FUND
                AIM GLOBAL TELECOMMUNICATIONS AND TECHNOLOGY FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                      Supplement dated September 4, 2001 to
           the Statement of Additional Information dated March 1, 2001 as supplemented June 14, 2001, July 6, 2001, August 1, 2001, and August 20, 2001


For the period September 1, 2001 through November 30, 2001, A. G. Edwards will receive, for certain investments to a Monthly Accumulation Plan ("MAP"), in addition to the dealer reallowance, an additional 50 basis points on Class A Share and Class B Share purchases and an additional 25 basis points on Class C Share purchases of AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL ENERGY FUND (FORMERLY KNOWN AS AIM GLOBAL RESOURCES FUND), AND AIM GLOBAL TELECOMMUNICATION AND TECHNOLOGY FUND. The additional payments apply only to investments made by wire orders. For MAP investments of $10,000 or more, the MAP amount must be the lesser of 1% of the MAP or $1,000. For MAP investments less than $10,000, the MAP amount must be at least $100.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM STRATEGIC INCOME FUND

                   (SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

                      Supplement dated September 4, 2001 to
           the Statement of Additional Information dated March 1, 2001 as supplemented June 14, 2001, July 6, 2001, August 1, 2001, and August 20, 2001


For the period September 1, 2001 through November 30, 2001, A. G. Edwards will receive, for certain investments to a Monthly Accumulation Plan ("MAP"), in addition to the dealer reallowance, an additional 50 basis points on Class A Share and Class B Share purchases and an additional 25 basis points on Class C Share purchases of the Fund. The additional payments apply only to investments made by wire orders. For MAP investments of $10,000 or more, the MAP amount must be the lesser of 1% of the MAP or $1,000. For MAP investments less than $10,000, the MAP amount must be at least $100.